Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2020
Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Disclosure Of Financial Liabilities At Fair Value Through Profit Or Loss Explanatory

20. Financial Liabilities at Fair Value through Profit or Loss

20.1 Details of financial liabilities at fair value through profit or loss, and financial liabilities designated at fair value through profit or loss as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,583,092	￦	1,934,735
Other		80,235		91,216

		2,663,327		2,025,951

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		12,704,826		9,784,107

		12,704,826		9,784,107

	￦	15,368,153	￦	11,810,058

20.2 Difference between the carrying amount and contractual cash flow amount of financial liabilities designated at fair value through profit or loss as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Contractual cash flow amount	￦	12,515,734	￦	9,583,186
Carrying amount		12,704,826		9,784,107

Difference	￦	(189,092)	￦	(200,921)